Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2017
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Central Index Key	dei_EntityCentralIndexKey	0000763852
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 05, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jul. 05, 2017
Prospectus Date	rr_ProspectusDate	Jul. 01, 2017